DEBT	12 Months Ended
Dec. 31, 2021
DEBT
DEBT

NOTE 9 – DEBT

Receivables and Loan Security Agreement

On October 28, 2021, Payoneer Early Payments Inc. (“PEPI”), a wholly-owned second tier subsidiary of the Company and its subsidiary (the “Borrower) entered into a Receivables and Loan Security Agreement (the “Warehouse Facility”) with Viola Credit VI, L.P., Viola Credit Alternative Lending FNX SPV, L.P. (the “Lenders”) and Viola Credit Alternative Lending Management 2018 L.P. (collectively, the “Parties”) for the purpose of external financing of Capital Advance activity. The Company notes that the Lenders are related parties through the Company’s Board of Directors’ chairman’s ownership interest in the Lender. Refer to Note 18 for further information regarding related party considerations.

In accordance with the Warehouse Facility agreement, the Lender will make available to the Company an initial committed amount of $25,000, which may be increased at the request of the Company, and with the consent of the Lenders, in $25,000 increments up to $100,000. The associated borrowings will be secured by the assets of the Borrower, which consist primarily of merchant cash advances as well as a pledge of the equity of the Borrower. The recourse under the Warehouse Facility agreement is limited to Borrower's assets, and no other Payoneer entity guarantees repayment by the Borrower.

The Warehouse Facility agreement stipulates a borrowing base calculated at an advance rate of 80% out of the eligible portfolio outstanding receivables balance and that borrowings under the facility bear interest as follows: greater of 0.25% or LIBOR plus:

●	9.00% per annum if the commitment amount is $25,000;
●	7.75% per annum if the commitment amount is $50,000;
●	7.50% per annum if the commitment amount is $75,000;
●	7.00% per annum if the commitment amount is $100,000.

The revolving period of the facility is 36 months from the closing date and the maturity date is 42 months from the date the Warehouse Facility agreement was entered into.

NOTE 9 – DEBT (continued)

The Company recorded expenses included in transaction cost in the total amount of $220 for the year ended at December 31, 2021. As of December 31, 2021, the outstanding associated balance was $13,665 with $128 of accrued expenses.

The Warehouse Facility agreement includes certain affirmative and negative covenants that must be maintained by the Company and include certain financial measures such as minimum tangible equity and minimum unrestricted cash at the Company level. As of December 31, 2021, the Company was in compliance with all applicable covenants.

As of December 31, 2021, the fair value of the debt approximates the book value due to the short time span between initiation and balance sheet date with the outstanding balance classified as Level 3 in the fair value leveling hierarchy as the inputs into the valuation are not observable.

Loan and Security Agreement

On November 9, 2020, the Company entered into, with a third party, the First Loan Modification (the “Revised Agreement”), which amended the original Agreement that was entered into on November 1, 2019  (the “Loan and Security Agreement”). On March 31, 2021, the Company entered into a Second Loan Modification Agreement (the “Second Revised Agreement). This amendment decreased the amount that the Company can request as advanced under a revolving line of credit to an aggregate principal amount to $70,000 from $85,000. The Second Revised Agreement also changed the interest on the principal amount to 3.20% subject to certain equity milestone conditions. If these conditions are not met, the interest on the principal amount would remain 3.70%. The Company is subject to a termination fee equal to 1% of the revolving line if the revolving line is terminated prior to August 31, 2021. The revised terms of the lending agreement became effective April 1, 2021.

The Company terminated the Loan and Security Agreement (including the aforementioned amendments) on September 14, 2021, and therefore the outstanding balance related to the Loan and Security Agreement,  was repaid during the year ended December 31, 2021. As of December 31, 2020, the outstanding balance was $40,025 out of which $13,500 was maturing in the next 12 months. As of December 31, 2020, the fair value of the debt approximates the book value due to the short time span between initiation and balance sheet date with the outstanding balance classified as Level 3 in the fair value leveling hierarchy as the inputs into the valuation are not observable.

The Loan and Security Agreement was subject to certain reporting and financial covenants of which the Company was in compliance with prior to the termination of the Loan and Security Agreement and as of December 31, 2020.